Operating segments - Reconciliation of underlying earnings to net earnings/(losses) (Detail) - USD ($) $ in Millions		12 Months Ended
	Jul. 16, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exchange and Derivative Gains (Losses), Pre-Tax [Abstract]
Underlying earnings, pre- tax		$ 31,341
Impairment charges net of reversals, pre tax		(269)	$ (1,243)	$ (3,487)
Losses on disposal of interest in business, pre-tax		0
Exchange gains/(losses) on external net debt, intragroup balances and derivatives, pre-tax		800
Losses on currency and interest rate derivatives not qualifying for hedge accounting, pre-tax		(211)
(Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, pre-tax		(68)
Net losses from movements to closure estimates (non-operating and fully impaired sites), pre-tax		(1,096)
Gain on recognition of new wharf at Kitimat, Canada, pre-tax		336
Other exclusions, pre-tax		0
Total excluded from underlying earnings, pre-tax		(508)
Profit before taxation		30,833	15,391	11,119
Exchange And Derivative Gains (Losses), Tax [Abstract]
Underlying earnings, tax		(8,482)
Impairment charges net of reversals, tax		72
Losses on disposal of interest in business, tax		0
Exchange gains/(losses) on external net debt, intragroup balances and derivatives, tax		(78)
Losses on currency and interest rate derivatives not qualifying for hedge accounting, tax		88
(Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, tax		17
Net losses from movements to closure estimates (non-operating and fully impaired sites), tax		125
Gain on recognition of new wharf at Kitimat, Canada, tax		0
Other exclusions, tax		0
Total excluded from underlying earnings, tax		224
Taxation		(8,258)	(4,991)	(4,147)
Exchange And Derivative Gains (Losses), Non-controlling Interests [Abstract]
Underlying earnings, attributable to non-controlling interests		(1,479)
Impairment charges net of reversals, attributable to non-controlling interests		0	0	1,506
Losses on disposal of interest in business, attributable to non-controlling interests		0
Exchange gains/(losses) on external net debt, intragroup balances and derivatives, attributable to non-controlling interests		4
Losses on currency and interest rate derivatives not qualifying for hedge accounting, attributable to non-controlling interests		(4)
(Losses)/ gains on embedded commodity derivatives not qualifying for hedge accounting, attributable to non-controlling interests		(2)
Net losses from movements to closure estimates (non-operating and fully impaired sites), attributable to non-controlling interests		0
Gain on recognition of new wharf at Kitimat, Canada, attributable to non-controlling interests		0
Other exclusions, attributable to non-controlling interests		0
Total excluded from underlying earnings, attributable to non-controlling interests		(2)
Profit after tax for the year – attributable to non-controlling interests		(1,481)	(631)	1,038
Exchange And Derivative Gains (Losses), Net
Underlying earnings, net amount		21,380	12,448	10,373
Impairment charges net of reversals, net amount		(197)	(1,115)	(1,658)
Losses on disposal of interests in business, net amount		0	0	(291)
Exchange gains/(losses) on external net debt and intragroup balances and derivatives, net amount		726	(1,125)	51
Losses on currency and interest rate derivatives not qualifying for hedge accounting, net amount		(127)	(157)	(59)
(Losses)/ gains on embedded commodity derivatives not qualifying for hedge accounting, net amount		(53)	18	(192)
Net losses from movements to closure estimates (non-operating and fully impaired sites), net amount		(971)	(300)	0
Gain relating to acquisition of a wharf at Kitimat		336	0	0
Other exclusions, net amount		0	0	(214)
Total excluded from underlying earnings, net amount		(286)	(2,679)	(2,363)
Net earnings – attributable to owners of Rio Tinto		21,094	9,769	8,010
Profit (loss) before tax		30,833	15,391	11,119
Profit after tax for the year		(22,575)	(10,400)	(6,972)
Post-tax foreign exchange loss		(187)	(1,330)
Post-tax foreign exchange gains		913	$ 205
Increase in closure provision for rehabilitation		$ 510
Closure discount rate		1.50%
Obligations On Legacy Operations
Exchange And Derivative Gains (Losses), Net
Write-back of net realisable value provision				246
Impairment gain (loss) excluded from underlying earnings				233
US Dollar Net Debt
Exchange And Derivative Gains (Losses), Net
Post-tax foreign exchange loss				(9)
Intragroup balances
Exchange And Derivative Gains (Losses), Net
Post-tax foreign exchange gains				60
Rossing Uranium Limited
Exchange and Derivative Gains (Losses), Pre-Tax [Abstract]
Profit before taxation	$ (289)
Exchange And Derivative Gains (Losses), Net
Group interest (%)	68.62%
Profit (loss) before tax	$ (289)
Profit after tax for the year	$ 289
Gove Refinery
Exchange and Derivative Gains (Losses), Pre-Tax [Abstract]
Profit before taxation		$ (138)
Exchange And Derivative Gains (Losses), Net
Group interest (%)		100.00%
Profit (loss) before tax		$ (138)
Oyu Tolgoi
Exchange And Derivative Gains (Losses), Net
Write-back of net realisable value provision				75
Impairment gain (loss) excluded from underlying earnings				$ (19)